CONVERTIBLE DEBENTURES FINANCING	12 Months Ended
Dec. 31, 2022
Convertible Debentures Financing
CONVERTIBLE DEBENTURES FINANCING

10. CONVERTIBLE DEBENTURES FINANCING

Convertible Debentures Financing 2015

On January 6, 2015, the Company closed a convertible debenture financing with two directors of the Company for the amount of $250,000. The convertible debentures matured on January 6, 2016, and bear interest at the rate of 12% per annum payable on a quarterly basis. The convertible debentures are convertible into common shares of the Company at a conversion price of $1.50 per share. The liability component of the convertible debentures was recognized initially at the fair value of a similar liability with no equity conversion option, which was calculated based on the application of a market interest rate of 25%. On the initial recognition of the convertible debentures, the amount of $222,006 was recorded under convertible debentures and the amount of $27,994 has been recorded under the equity portion of convertible debenture reserve.

On October 29, 2021 the Company entered into an Addendum to the convertible debentures whereby the maturity date of the principal amount totaling $250,000 of the convertible debentures together with the accrued interest has been extended indefinitely, until mutual consent of the Company and Lender has been reached.

At December 31, 2022, the Company recorded interest expense of $30,000 (2021 - $30,000). As of December 31, 2022, $250,000 of the convertible debentures are outstanding plus the accrued interest of

$239,589 (2021 - $209,589).

Convertible Debentures Financing 2013

During the year ended December 31, 2013, the Company issued several convertible debentures for a total amount of $975,000. The convertible debentures had a maturity date of 18 months from the date of closing, and bore interest at the rate of 15% per annum payable on a quarterly basis. The liability component of the convertible debenture was recognized initially at the fair value of a similar liability with no equity conversion option, which was calculated based on the application of a market interest rate of 20%. The difference between the $975,000 face value of the debentures and the fair value of the liability component was recognized in equity. On the initial recognition of the convertible debentures, the amount of $913,072 has been recorded under convertible debentures and the amount of $61,928 has been recorded under the equity portion of convertible debentures.

During the year ended December 31 2022, the Company recorded interest expense of $nil (2021 - $nil ). Pursuant to debt settlement agreements dated December 11, 2020 in respect to the convertible debentures 2013, on January 25, 2021 the Company issued an aggregate of 833,409 common shares of the Company with a fair value of $0.55 per share in settlement of the outstanding convertible debentures 2013 totaling $100,000 plus accrued interest. The Company recognized a loss of $250,023. The common shares issued were subject to a hold period which expired on May 26, 2021.

The following table reconciles the fair value of the debentures to the carrying amount.

	Liability Component	Equity Component	Total
Balance, December 31, 2020	$639,191	$33,706	$672,897
Interest accrued	30,000	—	30,000
Shares for debt issue	(209,602)	—	(209,602)
Balance, December 31, 2021	459,589	33,706	493,295
Interest accrued	30,000	—	30,000
Balance, December 31, 2022	$489,589	$33,706	$523,295